CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2010	$ 3,386	$ 447	$ 19,974,030	$ (23,904,555)	$ (3,926,692)
Beginning Balance, Shares at Dec. 31, 2010	3,386,454	446,449
Beneficial conversion charge			556,418	0	556,418
Stock-based compensation			22,947	0	22,947
Cashless exercise of warrants, Amount		72	(72)	0	0
Cashless exercise of warrants, Shares		72,459
Conversion of notes payable and accrued interest, Amount	4,836		9,631,767	0	9,636,603
Conversion of notes payable and accrued interest, Shares	4,835,224
Net loss				(5,903,460)	(5,903,460)
Ending Balance, Amount at Dec. 31, 2011	8,222	519	30,185,090	(29,808,015)	385,816
Ending Balance, Shares at Dec. 31, 2011	8,221,678	518,908
Conversion of preferred shares and accumulated dividends, Amount	(8,222)	3,003	5,219	0	0
Conversion of preferred shares and accumulated dividends, Shares	(8,221,678)	3,002,988
Conversion of notes payable and accrued interest into common stock in private placement, Amount		35	262,705		262,740
Conversion of notes payable and accrued interest into common stock in private placement, Shares		34,759
Common stock sold in private placement, net of expenses, Amount		2,287	15,597,429		15,599,716
Common stock sold in private placement, net of expenses, Shares		2,286,964
Common stock retained by stockholders of shell company as part of reverse merger, Amount		67	(67)
Common stock retained by stockholders of shell company as part of reverse merger, Shares		67,352
Effects of change in par value from $0.001 to $0.0001 as a result of the reverse merger		(5,320)	5,320
Repurchase of common stock from placement agent, Amount		(4)	(149,996)		(150,000)
Repurchase of common stock from placement agent, Shares		(39,969)
Stock-based compensation			626,787		626,787
Net loss				(7,301,313)	(7,301,313)
Ending Balance, Amount at Dec. 31, 2012		$ 587	$ 46,532,487	$ (37,109,328)	$ 9,423,746
Ending Balance, Shares at Dec. 31, 2012		5,871,002